Loans Payable (Details)	6 Months Ended
	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 $ / shares	Jul. 23, 2020 EUR (€)
Loans Payable [Line Items]
Maturity date of loan	Jun. 30, 2026
Outstanding principal balance	€ 54,426
Current portion of loans payable	6,320
Non-current portion of loans payable	48,106
Share price (in Dollars per share) | $ / shares		$ 6.75
Fixed interest charge	178,463
Outstanding principal balance	2,144,173
Juve Stabia Shareholders [Member]
Loans Payable [Line Items]
Mortgage loan	€ 48,106		€ 200
Variable interest rate			5.50%
Term of loan	72 years
Maturity date of loan	Jul. 31, 2026
Outstanding principal balance	€ 343,619
Goran Pandev [Member]
Loans Payable [Line Items]
Outstanding principal balance	79,018
Interest free loan received	76,554
Mr. McClory [Member]
Loans Payable [Line Items]
Current portion of loans payable	2,144,173
Loan cancelled	42,662
Accrued and remained payable	€ 72,783
Class A Ordinary Shares [Member] | Mr. McClory [Member]
Loans Payable [Line Items]
Number of shares exchanged (in Shares) | shares	8,000
Share price (in Dollars per share) | $ / shares		$ 5.33